Changes in Equity and Earnings Per Share - Summary of EPS (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Earnings per share [abstract]
Profit attributable to equity holders of AB InBev		$ (1,900)	$ 6,055
Weighted average number of ordinary and restricted shares		1,995	1,980
Basic earnings per share		$ (0.95)	$ 3.06	[1]
Profit from continuing operations attributable to equity holders of AB InBev		$ (3,955)	$ 5,819
Weighted average number of ordinary and restricted shares		1,995	1,980
Basic earnings per share from continuing operations		$ (1.98)	$ 2.94	[1]
Profit from continuing operations before exceptional items, attributable to equity holders of AB InBev		$ 76	$ 4,714
Basic EPS from continuing operations before exceptional items		$ 0.04	$ 2.38
Profit before exceptional items, discontinued operations, mark-to-market losses and hyperinflation impacts, attributable to equity holders of AB InBev		$ 1,805	$ 3,593
Underlying EPS	[2]	$ 0.90	$ 1.81	[1]
Weighted average number of ordinary and restricted shares (diluted)	[3]	1,995	2,011
Diluted EPS from continuing and discontinued operations		$ (0.95)	$ 3.01	[1]
Profit from continuing operations attributable to equity holders of AB InBev		$ 76	$ 4,714
Weighted average number of ordinary and restricted shares (diluted)	[3]	1,995	2,011
Diluted EPS from continuing operations		$ (1.98)	$ 2.89	[1]
Weighted average number of ordinary and restricted shares (diluted)		2,034	2,011
Diluted EPS from continuing operations before exceptional items		$ 0.04	$ 2.34

[1]	The unaudited condensed consolidated interim income statement for the six-month period ended 30 June 2019 has been restated to reflect the classification of the Australian operations as discontinued operations.
[2]	Basic earnings per share and diluted earnings per share before exceptional items and discontinued operations and Underlying earnings per share are not defined metrics in IFRS. Refer to Note 18 Changes in equity and earnings per share for more details.
[3]	In accordance with the guidance provided by IAS 33 Earnings per Share, for the 2020 calculation of Diluted EPS from continuing and discontinued operations and Diluted EPS from continuing operations these share options are anti-dilutive and have been disregarded.